CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest		₨ 727,096.4	$ 7,748.9	₨ 686,531.3	₨ 627,631.9
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses		168,272.2	1,793.4	181,380.1	133,063.1
Depreciation and amortization		41,150.7	438.6	37,784.1	31,147.3
Amortization of deferred customer acquisition costs and fees		52,259.1	557.0	37,093.8	20,848.1
Amortization of premium/(discount) on investments		49,216.8	524.5	39,220.6	22,386.1
Amortization of intangible assets		20,681.6	220.4	25,237.2	21,201.0
Allowance on available for sale debt securities		0.0	0.0	0.0	(70.9)
Deferred tax expense/ (benefit)		(24,426.2)	(260.3)	(15,613.6)	(57,133.2)
Other gains, net		12,278.6	130.9	(2,368.1)	(2,165.8)
Share-based compensation expense		22,168.7	236.3	24,633.9	20,115.8
Net realized (gain)/ loss on sale of available for sale debt securities		(50,331.9)	(536.4)	(6,825.0)	(826.7)
(Gain)/ loss on disposal of property and equipment, net		(1,880.1)	(20.0)	(224.9)	(748.0)
Unrealized exchange (gain)/ loss		46,618.9	496.8	20,184.6	5,554.3
Amortization of past service cost		1,011.3	10.8
Net change in:
Investments held for trading		(196,946.9)	(2,099.0)	(163,568.7)	(46,372.8)
Accrued interest receivable		(5,135.9)	(54.7)	(72,883.7)	(24,104.9)
Other assets		(434,459.8)	(4,630.3)	(244,897.0)	77,812.0
Accrued interest payable		8,611.9	91.8	19,359.0	12,951.8
Accrued expense and other liabilities		453,638.2	4,834.5	166,702.3	(171,089.9)
Policyholder's account balances		228,736.3	2,437.8	463,871.5	352,123.2
Net cash provided by operating activities		1,118,559.9	11,921.0	1,195,617.4	1,022,322.4
Cash flows from investing activities:
Term placements, net		137,204.3	1,462.3	102,999.7	(353,054.8)
Activity in available for sale debt securities:
Purchases		(4,388,554.6)	(46,771.3)	(4,648,957.4)	(4,308,274.6)
Proceeds from sales		3,167,213.2	33,754.8	1,886,002.6	2,296,504.0
Maturities, prepayments and calls		669,708.3	7,137.5	1,272,042.3	1,163,732.2
Net change in repurchase agreements and reverse repurchase agreements		(101,554.7)	(1,082.3)	(242,383.4)	519,749.7
Proceeds from loans securitized		66,360.3	707.2	346,696.1	0.0
Loans purchased		0.0	0.0	0.0	(116,976.0)
Repayments on loans purchased		318.8	3.4	908.9	52,799.6
Increase in loans originated, net of principal collections		(3,112,898.7)	(33,175.9)	(2,306,431.8)	(3,104,884.4)
Additions to property and equipment		(52,783.6)	(562.5)	(66,397.3)	(53,838.0)
Proceeds from sale or disposal of property and equipment		4,998.7	53.3	979.1	1,533.9
Proceeds from disposals of business		0.0	0.0	0.0	95,006.7
Net cash received on acquisition of HDFC Limited		0.0	0.0	0.0	54,793.7
Activity in equity securities, net		32,816.9	349.7	(61,515.4)	80,343.8
Net cash used in investing activities		(3,577,171.1)	(38,123.8)	(3,716,056.6)	(3,672,564.2)
Cash flows from financing activities:
Net increase in deposits		3,835,342.2	40,875.4	3,323,247.6	3,368,161.6
Net increase/(decrease) in short-term borrowings		17,552.2	187.1	(13,437.3)	222,250.1
Proceeds from issue of shares by a subsidiary to noncontrolling interests		31,233.1	332.9	6,006.3	3,641.4
Purchase of shares from Noncontrolling interests		(1,160.2)	(12.4)
Sale of subsidiary stock to non-controlling interests		98,060.0	1,045.1
Proceeds from issuance of long-term debt		860,672.1	9,172.7	661,226.3	1,155,775.2
Repayment of long-term debt		(1,701,295.8)	(18,131.7)	(1,463,100.8)	(1,400,297.9)
Proceeds from issuance of equity shares for options and warrants exercised		51,085.1	544.4	63,465.0	84,425.4
Payment of dividends		(219,070.2)	(2,334.8)	(158,058.1)	(86,617.1)
Net cash provided by financing activities		2,972,418.5	31,678.7	2,419,349.0	3,347,338.7
Effect of exchange rate changes on cash and due from banks, and restricted cash		51,098.0	544.6	(2,011.4)	1,539.3
Net change in cash and due from banks, and restricted cash		564,905.3	6,020.5	(103,101.6)	698,636.2
Cash and due from banks, and restricted cash, beginning of year		1,982,929.8	21,133.2	2,086,031.4	1,387,395.2
Cash and due from banks, and restricted cash, end of year		2,547,835.1	27,153.7	1,982,929.8	2,086,031.4
Supplementary cash flow information:
Interest paid		1,850,643.1	19,723.4	1,803,804.0	1,407,747.2
Income taxes paid, net of refunds	[1]	223,557.3	2,382.6	195,409.7	199,753.4
Non-cash investment activities
Payable for purchase of property and equipment		7,169.5	76.4	8,149.7	8,613.4
Trade date sale receivable of available for sale debt securities		₨ 965.5	$ 10.3	₨ 1,487.0	₨ 3,607.4
Operating lease right-of-use assets		Refer to note 29—“Commitments and contingencies—Lease commitments” for more information and balances as of March 31, 2026.	Refer to note 29—“Commitments and contingencies—Lease commitments” for more information and balances as of March 31, 2026.

[1]	Income before income tax expense, income tax expense and income taxes paid are substantially all from India.